Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of inventories [Abstract]
Raw materials	$ 11,305,744	$ 10,489,858
Work in process	913,751	252,749
Finished goods	8,618,099	7,102,798
Total	$ 20,837,594	$ 17,845,405